Intangible Assets, Net (Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
2014	$ 32,327
2015	17,592
2016	8,507
2017	2,483
2018	2,427
Thereafter	10,059
Total expected amortization expense	$ 73,395	$ 54,249